Deferred Consideration (Tables)	9 Months Ended
Mar. 31, 2025
Deferred Consideration
Schedule of deferred consideration
	March 31, 2025 ($)	June 30, 2024 ($)
Current deferred consideration	1,382,336	-

Non-current deferred consideration	1,618,050	-